Derivatives and hedging activities - Credit protection sold/purchased (Details 4) - CHF (SFr) SFr in Billions	3 Months Ended	6 Months Ended
	Dec. 31, 2021	Jun. 30, 2022
Credit protection sold/purchased
Credit protection sold	SFr (230.3)	SFr (192.0)
Credit protection purchased	213.7	175.0
Net credit protection (sold)/purchased	(16.6)	(17.0)
Other protection purchased	50.8	47.1
Fair value of credit protection sold	1.2	(1.6)
Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.0)	(12.0)
Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(54.3)	(30.0)
Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(161.9)	(149.1)
Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(14.1)	(12.9)
Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(14.0)
Credit protection purchased	12.2	12.4
Net credit protection (sold)/purchased	(1.3)	(1.6)
Other protection purchased	4.0	3.9
Fair value of credit protection sold	(0.1)	(0.1)
Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(216.8)	(178.0)
Credit protection purchased	201.5	162.6
Net credit protection (sold)/purchased	(15.3)	(15.4)
Other protection purchased	46.8	43.2
Fair value of credit protection sold	1.3	(1.5)
Investment grade
Credit protection sold/purchased
Credit protection sold	(163.1)	(133.1)
Credit protection purchased	151.6	123.7
Net credit protection (sold)/purchased	(11.5)	(9.4)
Other protection purchased	30.3	29.6
Fair value of credit protection sold	1.3	(0.1)
Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(58.9)
Credit protection purchased	62.1	51.3
Net credit protection (sold)/purchased	(5.1)	(7.6)
Other protection purchased	20.5	17.5
Fair value of credit protection sold	(0.1)	(1.5)
Single-name instruments
Credit protection sold/purchased
Credit protection sold	(91.7)	(80.9)
Credit protection purchased	84.5	73.0
Net credit protection (sold)/purchased	(7.2)	(7.9)
Other protection purchased	18.0	16.8
Fair value of credit protection sold	1.0	(0.3)
Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(11.8)
Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(73.6)	(65.7)
Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(3.7)	(3.4)
Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(14.0)
Credit protection purchased	12.2	12.4
Net credit protection (sold)/purchased	(1.3)	(1.6)
Other protection purchased	4.0	3.9
Fair value of credit protection sold	(0.1)	(0.1)
Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(78.2)	(66.9)
Credit protection purchased	72.3	60.6
Net credit protection (sold)/purchased	(5.9)	(6.3)
Other protection purchased	14.0	12.9
Fair value of credit protection sold	1.1	(0.2)
Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(60.2)	(55.7)
Credit protection purchased	55.6	50.7
Net credit protection (sold)/purchased	(4.6)	(5.0)
Other protection purchased	10.1	9.7
Fair value of credit protection sold	0.6	0.1
Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(31.5)	(25.2)
Credit protection purchased	28.9	22.3
Net credit protection (sold)/purchased	(2.6)	(2.9)
Other protection purchased	7.9	7.1
Fair value of credit protection sold	0.4	(0.4)
Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(138.6)	(111.1)
Credit protection purchased	129.2	102.0
Net credit protection (sold)/purchased	(9.4)	(9.1)
Other protection purchased	32.8	30.3
Fair value of credit protection sold	0.2	(1.3)
Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(39.9)	(18.2)
Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(88.3)	(83.4)
Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(10.4)	(9.5)
Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(138.6)	(111.1)
Credit protection purchased	129.2	102.0
Net credit protection (sold)/purchased	(9.4)	(9.1)
Other protection purchased	32.8	30.3
Fair value of credit protection sold	0.2	(1.3)
Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(77.4)
Credit protection purchased	96.0	73.0
Net credit protection (sold)/purchased	(6.9)	(4.4)
Other protection purchased	20.2	19.9
Fair value of credit protection sold	0.7	(0.2)
Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(35.7)	(33.7)
Credit protection purchased	33.2	29.0
Net credit protection (sold)/purchased	(2.5)	(4.7)
Other protection purchased	12.6	10.4
Fair value of credit protection sold	(0.5)	(1.1)
Bank
Credit protection sold/purchased
Credit protection sold	(230.3)	(192.0)
Credit protection purchased	213.7	175.0
Net credit protection (sold)/purchased	(16.6)	(17.0)
Other protection purchased	50.8	47.1
Fair value of credit protection sold	1.2	(1.6)
Bank | Total return swaps
Credit protection sold/purchased
Credit protection sold	(12.0)	(12.0)
Bank | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(54.3)	(30.0)
Bank | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(161.9)	(149.1)
Bank | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(14.1)	(12.9)
Bank | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(14.0)
Credit protection purchased	12.2	12.4
Net credit protection (sold)/purchased	(1.3)	(1.6)
Other protection purchased	4.0	3.9
Fair value of credit protection sold	(0.1)	(0.1)
Bank | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(216.8)	(178.0)
Credit protection purchased	201.5	162.6
Net credit protection (sold)/purchased	(15.3)	(15.4)
Other protection purchased	46.8	43.2
Fair value of credit protection sold	1.3	(1.5)
Bank | Investment grade
Credit protection sold/purchased
Credit protection sold	(163.1)	(133.1)
Credit protection purchased	151.6	123.7
Net credit protection (sold)/purchased	(11.5)	(9.4)
Other protection purchased	30.3	29.6
Fair value of credit protection sold	1.3	(0.1)
Bank | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(67.2)	(58.9)
Credit protection purchased	62.1	51.3
Net credit protection (sold)/purchased	(5.1)	(7.6)
Other protection purchased	20.5	17.5
Fair value of credit protection sold	(0.1)	(1.5)
Bank | Single-name instruments
Credit protection sold/purchased
Credit protection sold	(91.7)	(80.9)
Credit protection purchased	84.5	73.0
Net credit protection (sold)/purchased	(7.2)	(7.9)
Other protection purchased	18.0	16.8
Fair value of credit protection sold	1.0	(0.3)
Bank | Single-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(14.4)	(11.8)
Bank | Single-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(73.6)	(65.7)
Bank | Single-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(3.7)	(3.4)
Bank | Single-name instruments | Government debt securities
Credit protection sold/purchased
Credit protection sold	(13.5)	(14.0)
Credit protection purchased	12.2	12.4
Net credit protection (sold)/purchased	(1.3)	(1.6)
Other protection purchased	4.0	3.9
Fair value of credit protection sold	(0.1)	(0.1)
Bank | Single-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(78.2)	(66.9)
Credit protection purchased	72.3	60.6
Net credit protection (sold)/purchased	(5.9)	(6.3)
Other protection purchased	14.0	12.9
Fair value of credit protection sold	1.1	(0.2)
Bank | Single-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(60.2)	(55.7)
Credit protection purchased	55.6	50.7
Net credit protection (sold)/purchased	(4.6)	(5.0)
Other protection purchased	10.1	9.7
Fair value of credit protection sold	0.6	0.1
Bank | Single-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(31.5)	(25.2)
Credit protection purchased	28.9	22.3
Net credit protection (sold)/purchased	(2.6)	(2.9)
Other protection purchased	7.9	7.1
Fair value of credit protection sold	0.4	(0.4)
Bank | Multi-name instruments
Credit protection sold/purchased
Credit protection sold	(138.6)	(111.1)
Credit protection purchased	129.2	102.0
Net credit protection (sold)/purchased	(9.4)	(9.1)
Other protection purchased	32.8	30.3
Fair value of credit protection sold	0.2	(1.3)
Bank | Multi-name instruments | Maturity less than 1 year
Credit protection sold/purchased
Credit protection sold	(39.9)	(18.2)
Bank | Multi-name instruments | Maturity between 1 to 5 years
Credit protection sold/purchased
Credit protection sold	(88.3)	(83.4)
Bank | Multi-name instruments | Maturity greater than 5 years
Credit protection sold/purchased
Credit protection sold	(10.4)	(9.5)
Bank | Multi-name instruments | Non-sovereigns
Credit protection sold/purchased
Credit protection sold	(138.6)	(111.1)
Credit protection purchased	129.2	102.0
Net credit protection (sold)/purchased	(9.4)	(9.1)
Other protection purchased	32.8	30.3
Fair value of credit protection sold	0.2	(1.3)
Bank | Multi-name instruments | Investment grade
Credit protection sold/purchased
Credit protection sold	(102.9)	(77.4)
Credit protection purchased	96.0	73.0
Net credit protection (sold)/purchased	(6.9)	(4.4)
Other protection purchased	20.2	19.9
Fair value of credit protection sold	0.7	(0.2)
Bank | Multi-name instruments | Non-investment grade
Credit protection sold/purchased
Credit protection sold	(35.7)	(33.7)
Credit protection purchased	33.2	29.0
Net credit protection (sold)/purchased	(2.5)	(4.7)
Other protection purchased	12.6	10.4
Fair value of credit protection sold	SFr (0.5)	SFr (1.1)